Capital disclosures and net debt (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of the net debt ratio
At 31 December 2022, gearing was 20.5% (2021 25.3%).

		$ million
At 31 December	2022	2021
Finance debt	46,944	61,176
Less: fair value asset (liability) of hedges related to finance debt[a]	(3,673)	(118)
	50,617	61,294
Less: cash and cash equivalents	29,195	30,681
Net debt	21,422	30,613
Total equity	82,990	90,439
Gearing	20.5%	25.3%
aDerivative financial instruments entered into for the purpose of managing interest rate and foreign currency exchange risk associated with net debt with a fair value liability position of $91 million (2021 liability of $166 million) are not included in the calculation of net debt shown above as hedge accounting was not applied for these instruments.
Disclosure of reconciliation of liabilities arising from financing activities
An analysis of changes in liabilities arising from financing activities is provided below.

					$ million
	Finance debt	Currency swaps[a]	Lease liabilities	Net partner payable for leases entered into on behalf of joint operations	Total liabilities arising from financing activities
At 1 January 2022	61,176	481	8,611	250	70,518
Exchange adjustments	(164)	—	(260)	1	(423)
Net financing cash flow	(10,855)	(192)	(1,961)	(29)	(13,037)
Fair value (gains) losses	(3,694)	5,023	—	—	1,329
New and remeasured leases/joint operation payables	—	—	2,367	21	2,388
Other movements[b]	481	—	(208)	(201)	72
At 31 December 2022	46,944	5,312	8,549	42	60,847

At 1 January 2021	72,664	(2,965)	9,262	267	79,228
Exchange adjustments	(185)	—	(215)	—	(400)
Net financing cash flow	(8,575)	(126)	(2,082)	(40)	(10,823)
Fair value (gains) losses	(2,578)	3,562	—	—	984
New and remeasured leases/joint operations payables	—	—	1,767	23	1,790
Other movements	(150)	10	(121)	—	(261)
At 31 December 2021	61,176	481	8,611	250	70,518
[a]Currency swaps include cross currency interest rate swaps.
[b]Other movements in finance debt include $1,044 million acquired with Archaea Energy Inc. and a non-cash reduction in balances related to the Alaska divestment. Other movements in the net partner payable for leases entered into on behalf of joint operations primarily represent transfers to amounts held for sale.